POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 156	$ 146
Net interest cost	11	10
Net pension expense	167	156
Administrative expense	4	4
Total pension cost recognized in net income	171	160
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(78)	(81)
Administrative expense	4	4
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	156	146
Net interest cost	$ 89	$ 91